ENTITY WIDE DISCLOSURES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ENTITY WIDE DISCLOSURE

The Company operates in one reportable segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	3 months ended		9 months ended		Year ended
	September 30		September 30		December 31,
	2011	2010	2011	2010	2010
	($ in thousands)

Israel	$124	$109	$479	$109	$119
Spain	233	122	523	308	343
Germany	119	428	257	467	497
India	—	—	1,083	—	—
Brazil	204	—	312	360	360
Poland	—	—	74	1,446	1,446
Argentina	234	60	353	115	150
Other	1,072	504	1,631	1,423	2,034
	$1,986	$1,223	$4,712	$4,228	$4,949

By principal customers:

	3 months ended		9 months ended		Year ended
	September 30		September 30		December 31,
	2011	2010	2011	2010	2010

Customer A	6%	9%	10%	3%	2%
Customer B	12%	10%	11%	7%	7%
Customer C	6%	35%	5%	11%	10%
Customer D	—	—	23%	—	—
Customer E	10%	—	7%	9%	7%
Customer F	—	—	2%	34%	29%
Customer G	12%	5%	7%	3%	3%

All tangible long lived assets are located in Israel.

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	Year ended December 31
	2010	2009
	($ in thousands)

Israel	$119	$—
Pakistan	193	477
Poland	1,446
Italy	390	668
Other	2,801	2,266
	$4,949	$3,411

By principal customers:

	Year ended December 31
	2010	2009
	($ in thousands)
Customer A	8%	19%
Customer B	4%	14%
Customer C	—	10%
Customer D	29%	—

All tangible long lived assets are located in Israel.